Borrowings and financial liabilities - BPI France conditional advance - Sarcob project (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) payment	Apr. 30, 2022 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Feb. 04, 2015 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement			€ 10,000,000	€ 32,000,000		€ 24,000,000
Principal amount of loan	€ 15,000,000	€ 4,000,000		€ 4,000,000	€ 9,000,000
BPI - Sarcob
Disclosure of financial liabilities [line items]
Amount of agreement							€ 260,000
Principal amount of loan	€ 260,000
Extension period of first and second quarter payment	6 months
BPI - Sarcob | June 30, 2017 to March 31, 2018
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 6,500
Original number of quarterly payments | payment	4
BPI - Sarcob | June 30, 2018 to March 31, 2021
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 13,000
Original number of quarterly payments | payment	12
BPI - Sarcob | June 30, 2021 to March 31, 2022
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 19,500
Original number of quarterly payments	4
Revised repayment schedule amounts, quarterly	€ 19,500
Revised number of quarterly payments | payment	4
BPI - Sarcob | June 30, 2020 to March 31, 2021
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly	€ 13,000
Revised number of quarterly payments | payment	3
BPI - Sarcob | June 30, 2022 to December 31, 2022
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly	€ 32,500
Revised number of quarterly payments | payment	2